Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	Total	Common stock [Member]	Repurchased shares [Member]	Legal reserve [Member]	Reserve for repurchase of shares [Member]	Retained earnings [Member]	Foreign currency translation reserve [Member]	Remeasurements of employee benefits - net of tax [Member]	Reserve for financial instruments of cash flow hedges - Net of income tax [Member]	Total equity attributable to controlling interest [Member]	Non-controlling interest [Member]
Beginning balance at Dec. 31, 2017	$ 22,076,769	$ 9,028,446	$ (1,733,374)	$ 1,119,029	$ 2,728,374	$ 9,001,269	$ 876,300	$ 8,171		$ 21,028,215	$ 1,048,554
Beginning balance, shares at Dec. 31, 2017		561,000,000
Dividends declared non-controlling interest (Note 19)	(83,764)										(83,764)
Transfer of earnings to legal reserve (Note 18.g)				226,680		(226,680)
Dividends paid	(4,004,886)					(4,004,886)				(4,004,886)
Capital distribution	(1,250,870)	$ (1,250,870)								(1,250,870)
Reserve for repurchase of shares					255,000	(255,000)
Comprehensive income:
Profit of the year	5,138,631					5,037,368				5,037,368	101,263
Other comprehensive income for the year	(103,730)						(100,681)	(161)		(100,842)	(2,888)
Total comprehensive income for the year	5,034,901					5,037,368	(100,681)	(161)		4,936,526	98,375
Ending balance at Dec. 31, 2018	21,772,150	$ 7,777,576	(1,733,374)	1,345,709	2,983,374	9,552,071	775,619	8,010		20,708,985	1,063,165
Ending balance, shares at Dec. 31, 2018		561,000,000
Dividends declared non-controlling interest (Note 19)	(96,671)										(96,671)
Transfer of earnings to legal reserve (Note 18.g)				246,842		(246,842)
Dividends paid	(4,425,346)					(4,425,346)				(4,425,346)
Capital distribution	(1,592,494)	$ (1,592,494)								(1,592,494)
Reserve for repurchase of shares					300,000	(300,000)
Comprehensive income:
Profit of the year	5,454,742					5,360,152				5,360,152	94,590
Other comprehensive income for the year	(442,938)						(249,627)	(1,404)	$ (172,094)	(423,125)	(19,813)
Total comprehensive income for the year	5,011,804					5,360,152	(249,627)	(1,404)	(172,094)	4,937,027	74,777
Ending balance at Dec. 31, 2019	20,669,443	$ 6,185,082	(1,733,374)	1,592,551	3,283,374	9,940,035	525,992	6,606	(172,094)	19,628,172	1,041,271
Ending balance, shares at Dec. 31, 2019		561,000,000
Comprehensive income:
Profit of the year	1,918,703					1,968,856				1,968,856	(50,153)
Other comprehensive income for the year	264,637						511,454	(16,658)	(299,013)	195,783	68,854
Total comprehensive income for the year	2,183,340					1,968,856	511,454	(16,658)	(299,013)	2,164,639	18,701
Ending balance at Dec. 31, 2020	$ 22,852,783	$ 6,185,082	$ (1,733,374)	$ 1,592,551	$ 3,283,374	$ 11,908,891	$ 1,037,446	$ (10,052)	$ (471,107)	$ 21,792,811	$ 1,059,972
Ending balance, shares at Dec. 31, 2020		561,000,000